Condensed Consolidated Interim Statement of Financial Position - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	SFr 7,516,000	SFr 8,146,000
Intangible assets	291,000	331,000
Total non-current assets	7,807,000	8,477,000
Short-term time deposits	170,124,000	61,000,000
Other current assets	3,839,000	5,728,000
Trade and other receivables	2,580,000	25,650,000
Cash and cash equivalents	114,943,000	71,813,000
Total current assets	291,486,000	164,191,000
Total assets	299,293,000	172,668,000
Shareholders' equity and liabilities
Share capital	3,250,232	3,229,000
Additional paid-in capital	358,103,000	355,010,000
Cumulative losses	(95,480,000)	(250,950,000)
Total shareholders' equity	265,873,000	107,289,000
Contract liability	5,400,000	6,925,000
Lease liability	4,252,000	4,850,000
Employee benefits	454,000	6,739,000
Total non-current liabilities	10,106,000	18,514,000
Trade and other payables	5,549,000	7,389,000
Accrued expenses	7,558,000	9,975,000
Contract liability	9,014,000	28,312,000
Lease liability	1,193,000	1,189,000
Total current liabilities	23,314,000	46,865,000
Total liabilities	33,420,000	65,379,000
Total shareholders' equity and liabilities	SFr 299,293,000	SFr 172,668,000